Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 12,036
Accumulated amortization		(3,450)
Impairment Loss		(1,585)
Net carrying amount		$ 7,001
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		3 years
Gross carrying amount		$ 288
Accumulated amortization		(238)
Impairment Loss
Net carrying amount		$ 50
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		3 years
Gross carrying amount		$ 2
Accumulated amortization		(1)
Impairment Loss
Net carrying amount		$ 1
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		5 years
Gross carrying amount		$ 10,816
Accumulated amortization		(3,021)
Impairment Loss		(1,585)
Net carrying amount		$ 6,210
Charter License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life		10 years
Gross carrying amount		$ 930
Accumulated amortization		(190)
Impairment Loss
Net carrying amount		$ 740